Note Employee benefits (Components of net periodic postretirement health care benefit cost) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension and Other Postretirement Benefits Disclosure [Line Items]
Prior service cost	$ (3,800)	$ (3,800)	$ 3,800
Postretirement Health Care Benefit Plan
Pension and Other Postretirement Benefits Disclosure [Line Items]
Service cost	1,156	1,470	1,457
Interest cost	6,021	6,356	6,846
Prior service cost	(3,800)	(3,800)	(3,800)
Recognized net actuarial loss (gain)	1,099	996	0
Net loss	$ 4,476	$ 5,022	$ 4,503